Long-Term Debt and Other Financial Liabilities, Second Jelco Loan (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	May 06, 2021	Feb. 28, 2021	Jun. 30, 2021	Jun. 30, 2020	Apr. 26, 2021	Feb. 19, 2021	Dec. 31, 2020
Subordinated Long-Term Debt [Abstract]
Repayment of long-term debt			$ 66,722	$ 8,891
Number of units issued (in shares)	4,285,714
Number of securities called by each warrant (in shares)					1		1
Warrant exercise price (in dollars per share)					$ 0.70
Share price (in dollars per share)					$ 0.70	$ 1.70
Unamortized costs			1,702	349
Repayment of subordinated long-term debt by issuance of shares			(3,000)	$ 0
Balance outstanding			207,917				$ 173,289
Deferred financing costs			4,088				$ 3,527
Pre-Funded Warrant [Member]
Subordinated Long-Term Debt [Abstract]
Number of securities included in each unit (in shares)					1
Warrant exercise price (in dollars per share)							$ 0.0001
Warrant [Member]
Subordinated Long-Term Debt [Abstract]
Number of securities included in each unit (in shares)					1
Common Stock [Member]
Subordinated Long-Term Debt [Abstract]
Number of securities included in each unit (in shares)					1
Second Jelco Loan [Member]
Subordinated Long-Term Debt [Abstract]
Repayment of long-term debt		$ 100
Unamortized costs	$ 424
Repayment of subordinated long-term debt by issuance of shares	$ 3,000
Balance outstanding			1,850
Deferred financing costs			$ 161